INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
INTANGIBLE ASSETS [Abstract]
Schedule of identifiable intangible assets
Identifiable intangible assets:

	December 31,
	2014	2015
Original amount:
Customer relations	$3,997	$3,997
Technology	3,005	3,005

	7,002	7,002
Accumulated amortization:
Customer relations	239	535
Technology	470	1,409

	709	1,944

	$6,293	$5,058

Schedule of estimated amortization expenses of intangible assets
Estimated amortization expenses of intangible assets for the year ended:
December 31,	Other intangible assets

2016	$1,435
2017	1,270
2018	649
2019	615
2020	466
2021 and thereafter	623

$5,058